Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment reporting
28.	Segment reporting

The Company evaluates segment reporting in accordance with FASB Accounting Standards Codification Topic 280.

The Company’s Chief Executive Officer represent the chief operating decision maker (the “CODM”) of the Company. Subsequent to the Disposal Date, the Company operated under single reportable segment, Tim Hortons, which owns the exclusive franchise right authorized by THRI, and is authorized to develop and operate stores branded “Tim Hortons” throughout the People’s Republic of China (“PRC”), including Hong Kong and Macau.

The Company’s chief executive officer evaluates performance, monitor budget versus actual results, make operating decisions and allocates resources primarily based on net revenues and segment loss before income taxes, which is defined in Note 4. The Company does not allocate service expenses incurred in the headquarter, share-based compensation, income taxes or other non-operating items to segments. The Company didn’t include assets information in the segment disclosure since no asset information provided to the CODM.

The following is reconciliation of the Company's consolidated loss from continuing operations before income taxes to reportable segment loss before taxes. No additional reconciliation of reportable segment revenue since no further reconciliation item between the Company’s consolidated total revenue and segment revenue. There was only one reportable segment for the years ended December 31, 2024.

	For the year Ended December 31,
	2024	2023	2022
Loss from continuing operations before income taxes	(458,313,989)	(839,632,731)	(744,748,251)
Plus (deduct):
Service expenses incurred at headquarter	22,372,238	26,739,174	47,185,748
Share-based compensation	1,045,008	65,045,401	74,686,711
Interest income	(3,202,948)	(14,182,881)	(2,703,219)
Interest expense	22,448,159	20,419,992	14,804,002
Foreign currency transaction loss	(3,484,612)	16,771,123	6,275,369
Loss of the debt extinguishment	10,657,161	-	-
Changes in fair value of Deferred Contingent consideration	16,941,248	26,106,460	-
Changes in fair value of convertible notes	65,874,310	58,280,908	4,493,605
Changes in fair value of warrant liabilities	-	83,966,126	(45,903,468)
Changes in fair value of ESA derivative liabilities	-	(19,654,006)	186,598,308
Segment loss before income taxes	(325,663,425)	(576,140,434)	(459,311,195)